Expense Example - iShares ESG Aware 1-5 Year USD Corporate Bond ETF - iShares ESG Aware 1-5 Year USD Corporate Bond ETF	Jun. 29, 2021 USD ($)
Expense Example:
Expense Example, with Redemption, 1 Year	$ 12
Expense Example, with Redemption, 3 Years	39
Expense Example, with Redemption, 5 Years	68
Expense Example, with Redemption, 10 Years	$ 154